Other operating income expenses - Additional information (Details) - Other operating income expense - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating expenses [Line items]
Capitalization of R&D incentive	€ 123,000	€ 615,000	€ 573,000
Capitalized expenses deducted in relation to this R&D Incentive		€ 600,000